SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets
Total impairment of intangibles	$ 3,667,000	$ 3,667,000	$ 3,400,000
Total impairment of goodwill	$ 11,872,332	11,872,332
Total impairment		15,539,332	3,400,000
Bailey Goodwill
Indefinite-lived Intangible Assets
Total impairment of goodwill		3,321,095
Harper And Jones Goodwill
Indefinite-lived Intangible Assets
Total impairment of goodwill		8,551,237
Bailey brand name
Indefinite-lived Intangible Assets
Total impairment of intangibles		2,182,000	$ 3,400,000
Harper & Jones brand name
Indefinite-lived Intangible Assets
Total impairment of intangibles		$ 1,485,000